Accrued Expenses and Other Current Liabilities - Warranty expense activity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Balance, beginning of period	$ 794	$ 1,094	$ 873	$ 1,116	$ 1,116	$ 1,826	$ 876
Warranty provision charged to operations	(7)	5	(51)	165	296	58	2,498
Warranty claims		(124)	(35)	(306)	(539)	(768)	(1,548)
Balance, end of period	$ 787	$ 975	$ 787	$ 975	$ 873	$ 1,116	$ 1,826